DEPRECIATION AND AMORTIZATION (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Depreciation And Amortization
Amortization expenses	R$ (4,617,792)	R$ (3,806,020)	R$ (3,463,989)
Depreciation expenses	(2,445,475)	(2,565,076)	(2,561,255)
Total	R$ (7,063,267)	R$ (6,371,096)	R$ (6,025,244)